UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04165

AMERICAN CENTURY TARGET MATURITIES TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	09-30

Date of reporting period:	12-31-2008

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Target 2010 Fund

December 31, 2008

Target 2010   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                        Value

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1)— 83.5%
$ 59,000	TIGR, 3.77%, 5/15/09	$ 58,921
5,106,000	TR, 3.93%, 5/15/09	5,099,127
16,367,000	CATS, 4.98%, 8/15/09	16,315,722
13,000	TIGR, 2.95%, 8/15/09	7,783
149,500	TIGR, 2.95%, 8/15/09	89,508
3,000,000	AID (Israel), 2.77%, 9/15/09	2,990,895
534,000	REFCORP STRIPS - COUPON, 3.65%, 10/15/09	530,907
1,417,000	CATS, 6.14%, 11/15/09	1,410,915
3,000,000	STRIPS - PRINCIPAL, 4.54%, 11/15/09	2,991,138
10,500,000	STRIPS - PRINCIPAL, 7.18%, 11/15/09	10,401,867
715,000	REFCORP STRIPS - COUPON, 3.63%, 1/15/10	709,141
8,000,000	STRIPS - PRINCIPAL, 4.43%, 2/15/10	7,973,800
13,500,000	STRIPS - PRINCIPAL, 4.00%, 2/15/10	13,422,672
4,287,000	STRIPS - COUPON, 5.19%, 5/15/10	4,265,835
577,000	STRIPS - COUPON, 9.24%, 8/15/10	572,910
10,500,000	STRIPS - PRINCIPAL, 3.46%, 8/15/10	10,427,676
9,500,000	STRIPS - PRINCIPAL, 4.78%, 8/15/10	9,427,696
4,364,000	REFCORP STRIPS - COUPON, 5.21%, 10/15/10	4,293,962
15,339,000	STRIPS - COUPON, 2.43%, 11/15/10	15,223,252
3,000,000	STRIPS - PRINCIPAL, 0.69%, 11/15/10	2,971,083
19,361,000	REFCORP STRIPS - COUPON, 6.28%, 1/15/11	18,920,344
507,000	Federal Judiciary, 4.38%, 2/15/11	496,768
33,310,000	STRIPS - COUPON, 2.27%, 2/15/11	32,775,974
1,000,000	STRIPS - PRINCIPAL, 4.58%, 2/15/11	988,077
9,150,000	REFCORP STRIPS - COUPON, 3.63%, 4/15/11	8,923,684
2,500,000	STRIPS - COUPON, 6.65%, 5/15/11	2,468,923
7,138,000	REFCORP STRIPS - COUPON, 4.98%, 7/15/11	6,923,453
31,215,000	STRIPS - COUPON, 2.49%, 8/15/11	30,559,485
3,000,000	STRIPS - PRINCIPAL, 4.35%, 8/15/11	2,950,770
29,287,000	REFCORP STRIPS - COUPON, 4.80%, 10/15/11	28,281,284
1,000,000	STRIPS - COUPON, 4.28%, 11/15/11	981,857
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $230,308,691)		243,455,429
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1)— 16.0%
3,000,000	FHLMC STRIPS - COUPON, 3.01%, 1/4/09	2,999,748
5,000,000	FNMA STRIPS - COUPON, 1.68%, 11/15/09	4,963,490
3,244,000	FICO STRIPS - COUPON, 4.27%, 4/6/10	3,201,377
7,552,000	Government Trust Certificates, 2.83%, 5/15/10	7,489,039
2,805,000	FICO STRIPS - COUPON, 6.09%, 5/30/10	2,762,849
2,000,000	FICO STRIPS - COUPON, 5.01%, 9/26/10	1,961,476
2,800,000	FICO STRIPS - COUPON, 4.42%, 10/6/10	2,745,389
7,000,000	FICO STRIPS - COUPON, 6.11%, 11/11/10	6,857,711
2,381,000	Government Trust Certificates, 5.11%, 11/15/10	2,352,028
4,403,000	Government Trust Certificates, 5.38%, 11/15/10	4,349,424
2,973,000	FICO STRIPS - COUPON, 4.77%, 12/6/10	2,905,858
4,300,000	FNMA STRIPS - COUPON, 2.34%, 11/15/11	4,104,999
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $44,420,954)	46,693,388

Target 2010   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)
Shares                                                                                                                                                                                       Value

TEMPORARY CASH INVESTMENTS(2)
956	JPMorgan 100% U.S. Treasury Securities Money Market Fund Agency Shares
(Cost $956)		$ 956

TOTAL INVESTMENT SECURITIES — 99.5%
(Cost $274,730,601)		290,149,773
OTHER ASSETS AND LIABILITIES — 0.5%		1,316,556
TOTAL NET ASSETS — 100.0%		$291,466,329

Notes to Schedule of Investments
AID	-	Agency for International Development
CATS	-	Certificates of Accrual of Treasury Securities
Equivalent	-	Security whose principal payments are secured by U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FICO	-	Financing Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TIGR	-	Treasury Investment Growth Receipts
TR	-	Treasury Receipts

(1)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2)	Category is less than 0.05% of total net assets.

Target 2010   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the most recent bid prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of December 31, 2008:

Valuation Inputs	Value of Investment Securities
Level 1 – Quoted Prices	$ 956
Level 2 – Other Significant Observable Inputs	290,148,817
Level 3 – Significant Unobservable Inputs	-
$ 290,149,773

3. Federal Tax Information

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 274,800,144
Gross tax appreciation of investments	$ 15,349,629
Gross tax depreciation of investments	-
Net tax appreciation (depreciation) of investments	$ 15,349,629

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Target 2015 Fund

December 31, 2008

Target 2015   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                   Value

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1)— 84.8%
$ 51,000	Federal Judiciary, 4.94%, 2/15/14	$ 45,688
1,000,000	STRIPS - COUPON, 4.57%, 2/15/14	904,968
1,404,000	REFCORP STRIPS - COUPON, 4.55%, 4/15/14	1,227,103
150,000	TVA STRIPS - COUPON, 4.97%, 5/1/14	131,563
11,000,000	STRIPS - COUPON, 3.51%, 5/15/14	9,846,892
2,000,000	STRIPS - PRINCIPAL, 3.23%, 8/15/14	1,842,270
184,000	REFCORP STRIPS - COUPON, 4.82%, 10/15/14	157,503
2,600,000	AID (Israel), 4.77%, 11/1/14	2,267,351
8,000,000	STRIPS - COUPON, 3.29%, 11/15/14	7,045,240
2,500,000	STRIPS - PRINCIPAL, 4.85%, 11/15/14	2,297,050
14,810,000	REFCORP STRIPS - COUPON, 6.72%, 1/15/15	12,404,456
5,485,000	Federal Judiciary, 4.78%, 2/15/15	4,647,704
11,850,000	STRIPS - COUPON, 4.67%, 2/15/15	10,163,164
8,000,000	STRIPS - PRINCIPAL, 4.62%, 2/15/15	6,907,000
4,292,000	AID (Israel), 4.72%, 3/15/15	3,627,032
27,560,000	REFCORP STRIPS - COUPON, 8.09%, 4/15/15	22,705,030
10,000,000	AID (Israel), 4.72%, 5/1/15	8,408,250
2,350,000	AID (Israel), 4.72%, 5/15/15	1,972,910
12,658,000	STRIPS - COUPON, 3.82%, 5/15/15	10,756,427
13,469,000	REFCORP STRIPS - COUPON, 8.57%, 7/15/15	10,978,811
15,000,000	AID (Israel), 4.10%, 8/15/15	12,469,815
7,021,000	Federal Judiciary, 4.78%, 8/15/15	5,834,128
9,428,000	STRIPS - COUPON, 5.77%, 8/15/15	7,937,273
2,000,000	STRIPS - PRINCIPAL, 4.89%, 8/15/15	1,695,254
31,598,000	REFCORP STRIPS - COUPON, 7.42%, 10/15/15	25,756,983
4,000,000	TVA STRIPS - COUPON, 4.30%, 11/1/15	3,293,040
15,981,000	STRIPS - COUPON, 7.68%, 11/15/15	13,549,667
5,000,000	STRIPS - PRINCIPAL, 4.77%, 11/15/15	4,261,535
4,159,000	REFCORP STRIPS - COUPON, 5.15%, 1/15/16	3,344,672
10,000	Federal Judiciary, 5.42%, 2/15/16	8,176
16,000,000	STRIPS - COUPON, 6.51%, 2/15/16	13,266,336
3,500,000	STRIPS - PRINCIPAL, 3.69%, 2/15/16	2,952,243
19,200,000	STRIPS - COUPON, 5.64%, 5/15/16	15,857,894
28,091,000	REFCORP STRIPS - COUPON, 8.23%, 7/15/16	21,959,914
12,500,000	STRIPS - COUPON, 4.36%, 8/15/16	10,105,050
52,742,000	REFCORP STRIPS - COUPON, 4.13%, 10/15/16	40,863,921
10,000,000	STRIPS - COUPON, 4.86%, 11/15/16	8,081,620
2,000,000	STRIPS - PRINCIPAL, 4.74%, 11/15/16	1,640,620
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $255,139,927)		311,214,553
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1)— 14.8%
3,570,000	FICO STRIPS - COUPON, 5.00%, 4/6/14	3,095,504
96,000	FICO STRIPS - COUPON, 5.08%, 5/2/14	82,927
3,821,000	FICO STRIPS - COUPON, 5.08%, 5/30/14	3,288,811
6,000,000	FHLMC STRIPS - COUPON, 3.69%, 8/15/14	5,119,602
22,000	FICO STRIPS - COUPON, 4.97%, 10/5/14	18,668
5,000,000	FHLMC STRIPS - COUPON, 4.94%, 11/24/14	4,212,340
180,000	FICO STRIPS - COUPON, 5.00%, 11/30/14	151,368
136,000	FICO STRIPS - COUPON, 5.13%, 2/8/15	111,928

Target 2015   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                     Value

$ 7,681,000	FICO STRIPS - COUPON, 6.78%, 2/8/15	$ 6,321,486
3,038,000	FICO STRIPS - COUPON, 4.98%, 4/6/15	2,479,364
1,017,000	FICO STRIPS - COUPON, 5.76%, 4/6/15	829,991
5,000,000	FNMA STRIPS - COUPON, 3.95%, 5/15/15	4,086,570
3,750,000	FHLMC STRIPS - COUPON, 5.88%, 7/15/15	3,023,434
2,337,000	FNMA STRIPS - COUPON, 5.46%, 7/15/15	1,896,417
3,500,000	FHLMC STRIPS - COUPON, 4.28%, 9/15/15	2,816,464
52,000	FICO STRIPS - COUPON, 5.47%, 11/2/15	41,956
2,000,000	FICO STRIPS - COUPON, 5.77%, 11/11/15	1,614,564
190,000	FICO STRIPS - COUPON, 5.16%, 12/6/15	152,590
5,125,000	FICO STRIPS - COUPON, 4.70%, 12/27/15	4,093,389
5,000,000	FICO STRIPS - COUPON, 6.42%, 6/6/16	3,891,950
9,250,000	FNMA STRIPS - COUPON, 4.29%, 11/15/16	7,100,522
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $48,344,967)		54,429,845
TEMPORARY CASH INVESTMENTS(2)
734	JPMorgan 100% U.S. Treasury Securities Money Market Fund Agency Shares
(Cost $734)		734

TOTAL INVESTMENT SECURITIES — 99.6%
(Cost $303,485,628)		365,645,132
OTHER ASSETS AND LIABILITIES — 0.4%		1,531,097
TOTAL NET ASSETS — 100.0%		$ 367,176,229

Notes to Schedule of Investments
AID	-	Agency for International Development
Equivalent	-	Security whose principal payments are secured by U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FICO	-	Financing Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2)	Category is less than 0.05% of total net assets.

Target 2015   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the most recent bid prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of December 31, 2008:

Valuation Inputs	Value of Investment Securities
Level 1 – Quoted Prices	$ 734
Level 2 – Other Significant Observable Inputs	365,644,398
Level 3 – Significant Unobservable Inputs
$ 365,645,132

3. Federal Tax Information

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 303,767,768
Gross tax appreciation of investments	$ 61,877,364
Gross tax depreciation of investments	-
Net tax appreciation (depreciation) of investments	$ 61,877,364

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Target 2020 Fund

December 31, 2008

Target 2020 – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)
Shares/Principal Amount                                                                                                                                                     Value

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1)— 90.0%
$ 7,000,000	REFCORP STRIPS - COUPON, 6.36%, 1/15/19	$ 4,907,623
306,000	Federal Judiciary, 5.27%, 2/15/19	221,549
5,059,000	REFCORP STRIPS - COUPON, 4.61%, 4/15/19	3,495,926
1,000,000	STRIPS - COUPON, 5.26%, 5/15/19	727,640
339,000	Federal Judiciary, 5.67%, 8/15/19	237,676
630,000	REFCORP STRIPS - COUPON, 5.00%, 10/15/19	421,968
27,000,000	REFCORP STRIPS - PRINCIPAL, 4.75%, 10/15/19	18,176,697
14,674,000	REFCORP STRIPS - COUPON, 8.53%, 1/15/20	9,696,564
8,000,000	STRIPS - COUPON, 4.63%, 2/15/20	5,593,704
7,299,000	REFCORP STRIPS - COUPON, 6.35%, 4/15/20	4,741,934
15,000,000	AID (Israel), 4.62%, 5/1/20	10,099,005
396,000	AID (Israel), 5.91%, 5/15/20	265,885
25,918,000	REFCORP STRIPS - COUPON, 8.41%, 7/15/20	16,618,751
46,144,000	REFCORP STRIPS - PRINCIPAL, 6.14%, 7/15/20	29,790,520
115,000	Federal Judiciary, 6.19%, 8/15/20	76,617
10,635,000	STRIPS - COUPON, 4.82%, 8/15/20	7,249,177
13,091,000	REFCORP STRIPS - COUPON, 6.89%, 10/15/20	8,306,999
5,000,000	REFCORP STRIPS - PRINCIPAL, 5.76%, 10/15/20	3,189,500
11,807,000	STRIPS - COUPON, 7.93%, 11/15/20	7,978,250
16,789,000	REFCORP STRIPS - COUPON, 8.45%, 1/15/21	10,504,189
18,535,000	REFCORP STRIPS - PRINCIPAL, 5.89%, 1/15/21	11,670,414
110,000	Federal Judiciary, 5.75%, 2/15/21	71,538
17,188,000	STRIPS - COUPON, 4.93%, 2/15/21	11,447,655
5,000,000	AID (Israel), 4.40%, 5/15/21	3,215,280
10,000,000	STRIPS - COUPON, 6.05%, 5/15/21	6,607,880
13,250,000	STRIPS - PRINCIPAL, 5.22%, 5/15/21	8,770,374
13,000,000	STRIPS - COUPON, 4.94%, 8/15/21	8,479,601
4,500,000	STRIPS - PRINCIPAL, 3.94%, 8/15/21	2,949,489
8,000,000	STRIPS - COUPON, 4.76%, 11/15/21	5,176,864
775,000	STRIPS - PRINCIPAL, 6.18%, 11/15/21	502,461
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $154,835,126)		201,191,730
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1)— 10.2%
535,000	FICO STRIPS - PRINCIPAL, 5.81%, 4/5/19	375,537
11,000	TVA STRIPS - COUPON, 5.66%, 5/1/19	7,688
5,700,000	FICO STRIPS - PRINCIPAL, 4.64%, 9/26/19	3,890,147
9,000	TVA STRIPS - COUPON, 5.70%, 11/1/19	6,105
6,250,000	FHLMC STRIPS - COUPON, 6.30%, 1/15/20	4,015,181
10,000,000	FNMA STRIPS - COUPON, 4.95%, 7/15/20	6,293,400
7,683,000	Government Trust Certificates, 5.76%, 4/1/21	4,903,867
5,727,000	FHLMC STRIPS - COUPON, 5.39%, 9/15/21	3,355,822
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $19,301,333)		22,847,747
TEMPORARY CASH INVESTMENTS ― 0.0%
582	JPMorgan 100% U.S. Treasury Securities Money Market Fund Agency Shares
(Cost $582)	582

Target 2020 – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)
                                                                                                                                                                                                 Value

TOTAL INVESTMENT SECURITIES — 100.2%
(Cost $174,137,041)	$ 224,040,059
OTHER ASSETS AND LIABILITIES — (0.2)%	(455,779)
TOTAL NET ASSETS — 100.0%	$223,584,280

Notes to Schedule of Investments
AID	-	Agency for International Development
Equivalent	-	Security whose principal payments are secured by U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FICO	-	Financing Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

Target 2020 – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the most recent bid prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of December 31, 2008:

Valuation Inputs	Value of Investment Securities
Level 1 – Quoted Prices	$ 582
Level 2 – Other Significant Observable Inputs	224,039,477
Level 3 – Significant Unobservable Inputs
$ 224,040,059

3. Federal Tax Information

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 174,157,284
Gross tax appreciation of investments	$ 49,882,775
Gross tax depreciation of investments	-
Net tax appreciation (depreciation) of investments	$ 49,882,775

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Target 2025 Fund

December 31, 2008

Target 2025   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)
Principal Amount                                                                                                                                                                 Value

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1)— 84.3%
$ 4,650,000	REFCORP STRIPS - COUPON, 6.56%, 1/15/24	$ 2,579,727
8,500,000	STRIPS - COUPON, 5.47%, 2/15/24	5,133,227
1,560,000	REFCORP STRIPS - COUPON, 6.66%, 4/15/24	863,992
8,000,000	STRIPS - COUPON, 5.12%, 5/15/24	4,813,664
6,926,000	REFCORP STRIPS - COUPON, 4.99%, 7/15/24	3,822,736
11,500,000	STRIPS - COUPON, 5.61%, 8/15/24	6,911,397
12,184,000	REFCORP STRIPS - COUPON, 5.41%, 10/15/24	6,752,738
12,800,000	STRIPS - COUPON, 5.32%, 11/15/24	7,762,496
24,097,000	REFCORP STRIPS - COUPON, 6.37%, 1/15/25	13,307,110
6,000,000	STRIPS - COUPON, 5.60%, 2/15/25	3,609,546
23,013,000	REFCORP STRIPS - COUPON, 6.56%, 4/15/25	12,552,073
13,175,000	STRIPS - COUPON, 5.61%, 5/15/25	7,827,083
37,792,000	REFCORP STRIPS - COUPON, 5.77%, 7/15/25	20,597,169
14,764,000	STRIPS - COUPON, 5.36%, 8/15/25	8,836,505
5,850,000	STRIPS - PRINCIPAL, 5.94%, 8/15/25	3,616,119
19,903,000	STRIPS - COUPON, 5.59%, 11/15/25	11,720,956
34,380,000	REFCORP STRIPS - COUPON, 6.61%, 1/15/26	18,374,150
10,299,000	STRIPS - COUPON, 5.90%, 2/15/26	6,036,007
750,000	STRIPS - PRINCIPAL, 5.69%, 2/15/26	443,653
52,941,000	REFCORP STRIPS - COUPON, 6.06%, 4/15/26	28,089,224
16,991,000	STRIPS - COUPON, 5.30%, 5/15/26	9,894,182
29,127,000	REFCORP STRIPS - COUPON, 7.30%, 7/15/26	15,321,967
9,100,000	STRIPS - COUPON, 5.64%, 8/15/26	5,258,936
11,739,000	REFCORP STRIPS - COUPON, 7.35%, 10/15/26	6,082,516
12,000,000	STRIPS - COUPON, 5.15%, 11/15/26	6,818,460
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $146,183,637)		217,025,633
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1)— 15.7%
4,664,000	FNMA STRIPS - COUPON, 5.73%, 1/15/24	2,512,110
10,000	FNMA STRIPS - COUPON, 6.14%, 4/8/24	5,373
1,000,000	TVA STRIPS - COUPON, 6.58%, 5/1/24	565,128
42,000	FHLMC STRIPS - COUPON, 5.45%, 9/15/24	22,125
16,576,000	FNMA STRIPS - COUPON, 5.21%, 11/15/24	8,904,627
247,000	FNMA STRIPS - COUPON, 5.30%, 1/15/25	131,730
5,342,000	FHLMC STRIPS - COUPON, 5.06%, 3/15/25	2,779,138
8,593,000	FHLMC STRIPS - COUPON, 5.18%, 3/15/25	4,469,743
1,838,000	FNMA STRIPS - COUPON, 5.11%, 5/15/25	964,229
7,162,000	FHLMC STRIPS - COUPON, 5.05%, 9/15/25	3,673,068
5,184,000	FHLMC STRIPS - COUPON, 5.13%, 9/15/25	2,658,640
1,162,000	TVA STRIPS - COUPON, 6.08%, 11/1/25	639,945
9,188,000	TVA STRIPS - PRINCIPAL, 5.70%, 11/1/25	5,201,024
15,000,000	FHLMC STRIPS - COUPON, 5.35%, 12/11/25	7,571,445
841,000	FNMA STRIPS - COUPON, 5.10%, 1/15/26	430,186
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $32,166,349)		40,528,511

Target 2025   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)
Shares                                                                                                                                                                                     Value

TEMPORARY CASH INVESTMENTS(2)
117	JPMorgan 100% U.S. Treasury Securities Money Market Fund Agency Shares
(Cost $117)		$ 117

TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $178,350,103)		257,554,261
OTHER ASSETS AND LIABILITIES(2)		1,655
TOTAL NET ASSETS — 100.0%		$257,555,916

Notes to Schedule of Investments
Equivalent	-	Security whose principal payments are secured by U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2)	Category is less than 0.05% of total net assets.

Target 2025   – Schedule of Investments

DECEMBER 31 , 2008 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the most recent bid prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value.

2.  Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of actual quoted prices based on an active market;
•	Level 2 valuation inputs consist of significant direct or indirect observable market data; or
•	Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of December 31, 2008:

Valuation Inputs	Value of Investment Securities
Level 1 – Quoted Prices	$ 117
Level 2 – Other Significant Observable Inputs	257,554,144
Level 3 – Significant Unobservable Inputs	-
$ 257,554,261

3. Federal Tax Information

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 179,157,086
Gross tax appreciation of investments	$ 78,397,175
Gross tax depreciation of investments	-
Net tax appreciation (depreciation) of investments	$ 78,397,175

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY TARGET MATURITIES TRUST

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 26, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 26, 2009